EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-May-19	15-May-19	17-Jun-19
To	30-May-19	17-Jun-19
Days	33

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$0.00
	A1	—
	A2	—
Principal Amount of Debt		—
Required Overcollateralization		$0.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$0.00
Series Nominal Liquidation Amount		—

Required Participation Amount		$0.00
Excess Receivables		$0.00

Total Collateral		—
Collateral as Percent of Notes		0.00%
NMOTR Trust Pool Activity During the past Collection Period, the following activity occurred:
		NMOTR Total Pool
Beginning Gross Principal Pool Balance		$5,921,981,029.03
Total Principal Collections		($2,002,306,991.81)
Investment in New Receivables		$1,720,459,983.02
Receivables Added for Additional Accounts		$0.00
Repurchases		($27,422,025.23)
Principal Default Amounts		$0.00
Principal Reallocation		$0.00
New Series Issued During Collection Period		$0.00
Less Net CMA Offset		($720,295,773.40)
Less Servicing Adjustment		($2,070,297.91)

Ending Balance		$4,890,345,923.70

SAP for Next Period		0.00%

Average Receivable Balance		$5,046,773,705.20
Monthly Payment Rate		39.67%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$25,102,941.99
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$25,102,941.99

Series Allocation Percentage at Month-End	0.00%
Floating Allocation Percentage at Month-End	0.00%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	1,333,333,333.33
Payout	(1,600,000,000.00)
Additions	266,666,666.67

Ending Balance	—

Distributions to Investors
A1 Days	33
A1 LIBOR	2.439630%
A1 Applicable Margin	0.640000%

	3.079630%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	2,399,545.04	2.82
Principal A1	850,000,000.00	—

		2.82

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	750,000,000.00	—

		1.28
Total Due Investors	1,603,362,045.04
Servicing Fee	401,803.58

Excess Cash Flow	(3,763,848.62)

Reserve Account
Required Balance	$—
Current Balance	$—

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.63%
Pass / Fail	PASS